Subsequent Events (Details Narrative) - CAD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Subsequent Events
Number of common shares issued for exercise of warrants (in shares)	375,830	11,245,133
Proceeds from exercise of warrants	$ 378,080
Number of share options granted in share-based payment arrangement	310,000
Proceeds from exercise of options	$ 365,000